Annual Total Returns - Fidelity Government Money Market Fund [BarChart] - 04.30 Fidelity Government Money Market Fund Class K6 PRO-06 - Fidelity Government Money Market Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jan. 24, 2018
Fidelity Government Money Market Fund: Class K6
Bar Chart Table:
Annual Return 2019	2.02%
Annual Return 2020	0.32%
Annual Return 2021	0.01%